Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2024
Securitizations and Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities

Note 16: Securitizations and Variable Interest Entities
Involvement with Variable Interest Entities (VIEs)
In the normal course of business, we enter into various types of on- and off-balance sheet transactions with special purpose entities (SPEs), which are corporations, trusts, limited liability companies or partnerships that are established for a limited purpose. SPEs are often formed in connection with securitization transactions whereby financial assets are transferred to an SPE. SPEs formed in connection with securitization transactions are generally considered variable interest entities (VIEs). The VIE may alter the risk profile of the asset by entering into derivative transactions or obtaining credit support, and issues various forms of interests in those assets to investors. When we transfer financial assets from our consolidated balance sheet to a VIE in connection with a securitization, we typically receive cash and sometimes other interests in the VIE as proceeds for the assets we transfer. In certain transactions with VIEs, we may retain the right to service the transferred assets and repurchase the transferred assets if the outstanding balance of the assets falls below the level at which the cost to service the assets exceed the benefits. In addition, we may purchase the right to service loans transferred to a VIE by a third party.
In connection with our securitization or other VIE activities, we have various forms of ongoing involvement with VIEs, which may include:
•underwriting securities issued by VIEs and subsequently making markets in those securities;
•providing credit enhancement on securities issued by VIEs through the use of letters of credit or financial guarantees;
•entering into other derivative contracts with VIEs;
•holding senior or subordinated interests in VIEs;
•acting as servicer or investment manager for VIEs;
•providing administrative or trustee services to VIEs; and
•providing seller financing to VIEs.
Loan Sales and Securitization Activity
We periodically transfer consumer and commercial loans and other types of financial assets in securitization and whole loan sale transactions.

MORTGAGE LOANS SOLD TO GOVERNMENT SPONSORED ENTERPRISES AND TRANSACTIONS WITH GINNIE MAE. In the normal course of business we sell residential and commercial mortgage loans to GSEs. These loans are generally transferred into securitizations sponsored by the GSEs, which provide certain credit guarantees to investors and servicers. We also transfer mortgage loans into securitization pools pursuant to Government National Mortgage Association (GNMA) guidelines which are insured by the FHA or guaranteed by the VA. Mortgage loans eligible for securitization with the GSEs or GNMA are considered conforming loans. The GSEs or GNMA design the structure of these securitizations, sponsor the involved VIEs, and have power over the activities most significant to the VIE.
We account for loans transferred in conforming mortgage loan securitization transactions as sales and do not consolidate the VIEs as we are not the primary beneficiary. In exchange for the transfer of loans, we typically receive securities issued by the VIEs which we sell to third parties for cash or hold for investment purposes as HTM or AFS securities. We also retain servicing rights on the transferred loans. As a servicer, we retain the option to repurchase loans from certain loan securitizations, which becomes exercisable based on delinquency status such as when three scheduled loan payments are past due. When we have the unilateral option to repurchase a loan, we recognize the loan and a corresponding liability on our balance sheet regardless of our intent to repurchase the loan, and the loans remain pledged to the securitization. At December 31, 2024 and 2023, we recorded assets and related liabilities of $1.5 billion and $1.0 billion, respectively, where we did not exercise our option to repurchase eligible loans. During the years ended December 31, 2024, 2023 and 2022, we repurchased loans of $138 million, $293 million, and $2.2 billion, respectively.
Upon transfers of loans, we also provide indemnification for losses incurred due to material breaches of contractual representations and warranties as well as other recourse arrangements. At December 31, 2024 and 2023, our liability for these repurchase and recourse arrangements was $188 million and $229 million, respectively, and the maximum exposure to loss was $13.7 billion and $13.6 billion at December 31, 2024 and 2023, respectively.
Substantially all residential servicing activity is related to assets transferred to GSE and GNMA securitizations. See Note 6 (Mortgage Banking Activities) for additional information about residential and commercial servicing rights, advances and servicing fees.

NONCONFORMING MORTGAGE LOAN SECURITIZATIONS. In the normal course of business, we sell nonconforming mortgage loans in securitization transactions that we design and sponsor. Nonconforming mortgage loan securitizations do not involve a government credit guarantee, and accordingly, beneficial interest holders are subject to credit risk of the underlying assets held by the securitization VIE. We typically originate the transferred loans and account for the transfers as sales. We also typically retain the right to service the loans and may hold other beneficial interests issued by the VIE, such as debt securities held for investment purposes. Our servicing role related to nonconforming commercial mortgage loan securitizations is limited to primary or master servicer. We do not consolidate the VIE because the most significant decisions impacting the performance of the VIE are generally made by the special servicer or the controlling class security holder. For our residential nonconforming mortgage loan securitizations accounted for as sales, we either do not hold variable interests that we consider potentially significant or are not the primary servicer for a majority of the VIE assets.

WHOLE LOAN SALE TRANSACTIONS. We may also sell whole loans to VIEs where we have continuing involvement in the form of financing. We account for these transfers as sales, and do not consolidate the VIEs as we do not have the power to direct the most significant activities of the VIEs.

Table 16.1 presents information about transfers of assets during the periods presented for which we recorded the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we received proceeds and recorded servicing assets and securities. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and generally securities are classified as Level 2. Transfers of residential mortgage loans are transactions with the GSEs or GNMA and generally result in no gain or loss because the loans are typically measured at fair value on a recurring basis. Transfers of commercial mortgage loans include both transactions with the GSEs or GNMA and nonconforming transactions. These commercial mortgage loans are carried at the lower of cost or market, and we recognize gains on such transfers when the market value is greater than the carrying value of the loan when it is sold.
Table 16.1: Transfers with Continuing Involvement

	Year ended December 31,
	2024		2023		2022
(in millions)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Assets sold	$8,303	18,132	13,823	8,872	75,582	13,735
Proceeds from transfer (1)	8,303	18,321	13,823	9,017	75,634	13,963
Net gains (losses) on sale	—	189	—	145	52	228

Continuing involvement (2):
Servicing rights recognized	$87	81	157	73	966	128
Securities recognized (3)	—	167	—	94	2,062	189
(1)Represents cash proceeds and the fair value of non-cash beneficial interests recognized at securitization settlement.
(2)Represents assets or liabilities recognized at securitization settlement date related to our continuing involvement in the transferred assets.
(3)Represents debt securities obtained at securitization settlement held for investment purposes that are classified as available-for-sale or held-to-maturity. Excludes trading debt securities held temporarily for market-marking purposes, which are sold to third parties at or shortly after securitization settlement, of $4.2 billion, $6.0 billion, and $19.0 billion, during the years ended December 31, 2024, 2023 and 2022, respectively.
In the normal course of business, we purchase certain
non-agency securities at initial securitization or subsequently in the secondary market, which we hold for investment. We also provide seller financing in the form of loans. During the years ended December 31, 2024, 2023 and 2022, we received cash flows of $311 million, $263 million, and $456 million, respectively, related to principal and interest payments on these securities and loans, which exclude cash flows related to trading activities.
Table 16.2 presents the key weighted-average assumptions we used to initially measure residential MSRs recognized during the periods presented.
Table 16.2: Residential MSRs – Assumptions at Securitization Date

	Year ended December 31,
	2024	2023	2022
Prepayment rate (1)	16.5%	16.8	12.4
Discount rate	10.0	9.7	8.0
Cost to service ($ per loan)	$148	178	110
(1)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
See Note 15 (Fair Value Measurements) and
Note 6 (Mortgage Banking Activities) for additional information on key assumptions for residential MSRs.
RESECURITIZATION ACTIVITIES. We enter into resecuritization transactions as part of our trading activities to accommodate the investment and risk management activities of our customers. In resecuritization transactions, we transfer trading debt securities to VIEs in exchange for new beneficial interests that are sold to third parties at or shortly after securitization settlement. This activity is performed for customers seeking a specific return or risk profile. Substantially all of our transactions involve the resecuritization of conforming mortgage-backed securities issued by the GSEs or guaranteed by GNMA. We do not consolidate the resecuritization VIEs as we share in the decision-making power with third parties and do not hold significant economic interests in the VIEs other than for market-making activities. During the years ended December 31, 2024, 2023 and 2022, we transferred trading debt securities of $9.7 billion, $12.7 billion, and $17.0 billion, respectively, to resecuritization VIEs, and retained trading debt securities of $544 million, $239 million, and $428 million, respectively. These amounts are not included in Table 16.1. As of December 31, 2024 and 2023, we held $819 million and $984 million of trading debt securities, respectively. Total resecuritization VIE assets, to which we sold assets and hold an interest, were $44.1 billion and $52.0 billion at December 31, 2024 and 2023, respectively.
Sold or Securitized Loans Serviced for Others
Table 16.3 presents information about loans that we have originated and sold or securitized in which we have ongoing involvement as servicer. For loans sold or securitized where servicing is our only form of continuing involvement, we generally experience a loss only if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts. Table 16.3 excludes mortgage loans sold to and held or securitized by GSEs or GNMA of $528.1 billion and $592.5 billion at December 31, 2024 and 2023, respectively. Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. Delinquent loans and foreclosed assets related to loans sold to and held or securitized by GSEs and GNMA were $2.4 billion and $3.4 billion at December 31, 2024 and 2023, respectively.
Table 16.3: Sold or Securitized Loans Serviced for Others

					Net charge-offs
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended December 31,
(in millions)	Dec 31, 2024	Dec 31, 2023	Dec 31, 2024	Dec 31, 2023	2024	2023
Commercial (2)	$72,468	67,232	1,467	1,000	54	114
Residential	7,362	8,311	340	393	10	19
Total off-balance sheet sold or securitized loans	$79,830	75,543	1,807	1,393	64	133
(1)Includes $258 million and $163 million of commercial foreclosed assets and $18 million and $22 million of residential foreclosed assets at December 31, 2024 and 2023, respectively.
(2)In August 2024, we entered into a definitive agreement to sell the non-agency third-party servicing segment of our commercial mortgage servicing business, including the related mortgage servicing rights and servicer advances. At the closing of this transaction, we expect commercial loans serviced for others to be reduced.
Transactions with Unconsolidated VIEs
MORTGAGE LOAN SECURITIZATIONS. Table 16.4 includes nonconforming mortgage loan securitizations where we originate and transfer the loans to the unconsolidated securitization VIEs that we sponsor. For additional information about these VIEs, see the “Loan Sales and Securitization Activity” section within this Note. Nonconforming mortgage loan securitizations also include commercial mortgage loan securitizations sponsored by third parties where we did not originate or transfer the loans but serve as master servicer and invest in securities that could be potentially significant to the VIE.
Conforming loan securitization and resecuritization transactions involving the GSEs and GNMA are excluded from Table 16.4 because we are not the sponsor or we do not have power over the activities most significant to the VIEs. Additionally, due to the nature of the guarantees provided by the GSEs and the FHA and VA, our credit risk associated with these VIEs is limited. For additional information about conforming mortgage loan securitizations and resecuritizations, see the “Loan Sales and Securitization Activity” and “Resecuritization Activities” sections within this Note.
COMMERCIAL REAL ESTATE LOANS. We may transfer purchased industrial development bonds and GSE credit enhancements to VIEs in exchange for beneficial interests. We may also acquire such beneficial interests in transactions where we do not act as a transferor. We own all of the beneficial interests and may also service the underlying mortgages that serve as collateral to the bonds. The GSEs have the power to direct the servicing and workout activities of the VIE in the event of a default, therefore we do not have control over the key decisions of the VIEs.

OTHER VIE STRUCTURES.  We engage in various forms of structured finance arrangements with other VIEs, including asset-backed finance structures. Collateral may include rental properties and mortgage loans. We may participate in structuring or marketing the arrangements as well as provide financing, service one or more of the underlying assets, or enter into derivatives with the VIEs. We may also receive fees for those services. We are not the primary beneficiary of these structures because we do not have power to direct the most significant activities of the VIEs.
Table 16.4 provides a summary of our exposure to the unconsolidated VIEs described above, which includes investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives. We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary or administrative in nature or insignificant in size.
In Table 16.4, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. “Carrying value” is the amount in our consolidated balance sheet related to our involvement with the unconsolidated VIEs. “Maximum exposure to loss” is determined as the carrying value of our investment in the VIEs excluding the unconditional repurchase options that have not been exercised, plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees.
Debt, guarantees and other commitments include amounts related to lending arrangements, liquidity agreements, and certain loss sharing obligations associated with loans originated, sold, and serviced under certain GSE programs.
“Maximum exposure to loss” represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this disclosure is not an indication of expected loss.
Table 16.4: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2024
Nonconforming mortgage loan securitizations (3)	$165,218	—	2,203	—	512	(4)	2,711
Commercial real estate loans	5,289	5,275	—	—	14	—	5,289
Other	1,186	67	—	—	10	—	77
Total	$171,693	5,342	2,203	—	536	(4)	8,077
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations (3)		$—	2,203	—	512	4	2,719
Commercial real estate loans		5,275	—	—	14	695	5,984
Other		67	—	—	10	157	234
Total		$5,342	2,203	—	536	856	8,937
		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2023
Nonconforming mortgage loan securitizations (3)	$154,730	—	2,471	—	591	(8)	3,054
Commercial real estate loans	5,588	5,571	—	—	17	—	5,588
Other	1,898	213	—	47	17	—	277
Total	$162,216	5,784	2,471	47	625	(8)	8,919
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations (3)		$—	2,471	—	591	8	3,070
Commercial real estate loans		5,571	—	—	17	700	6,288
Other		213	—	47	17	158	435
Total		$5,784	2,471	47	625	866	9,793
(1)Includes $298 million and $301 million of securities classified as trading at December 31, 2024 and 2023, respectively.
(2)All other assets includes mortgage servicing rights, derivative assets, and other assets (predominantly servicing advances).
(3)In August 2024, we entered into a definitive agreement to sell the non-agency third-party servicing segment of our commercial mortgage servicing business, including the related mortgage servicing rights and servicer advances. At the closing of this transaction, we expect nonconforming mortgage loan securitizations to be reduced as we will no longer have continuing involvement in the form of servicing.
INVOLVEMENT WITH TAX CREDIT VIES. In addition to the unconsolidated VIEs in Table 16.4, we may invest in or provide funding to affordable housing, renewable energy or similar projects that are designed to generate a return primarily through the realization of federal income tax credits and other income tax benefits. Our affordable housing investments generate low-income housing tax credits and our renewable energy investments generate either production tax credits, investment tax credits, or both. The projects are typically managed by third-party sponsors who have the power over the VIE’s assets; therefore, we do not consolidate the VIEs. The carrying value of our equity investments in tax credit VIEs was $21.7 billion and $19.7 billion at December 31, 2024 and 2023, respectively. Additionally, we had loans to tax credit VIEs with a carrying value of $1.9 billion and $2.1 billion at December 31, 2024 and 2023, respectively.
Our maximum exposure to loss for tax credit VIEs at December 31, 2024 and 2023, was $29.1 billion and $30.6 billion, respectively. Our maximum exposure to loss included total unfunded equity and lending commitments of $5.5 billion and $8.7 billion at December 31, 2024 and 2023, respectively. Under these commitments, we are required to provide additional financial support during the investment period, at the discretion of project sponsors, or for certain renewable energy investments, on a contingent basis based on the amount of income tax credits earned. For equity investments accounted for using the proportional amortization method, a liability is recognized for unfunded commitments that are either legally binding or contingent but probable of funding. The liability recognized for these commitments at December 31, 2024 and 2023, was $6.4 billion and $4.9 billion, respectively. Substantially all of these commitments are expected to be funded within three years. See Note 1 (Summary of Significant Accounting Policies) for additional information on our adoption of ASU 2023-02 effective January 1, 2024, which impacted the accounting for our tax credit equity investments and related unfunded commitments. See also Note 17 (Guarantees and Other Commitments) for additional information about unrecognized commitments to purchase equity securities.
Table 16.5 summarizes the impacts to our consolidated statement of income related to our affordable housing and renewable energy equity investments.
Table 16.5: Income Statement Impacts for Affordable Housing and Renewable Energy Tax Credit Investments (1)

		Year ended December 31,
(in millions)		2024	2023	2022
Income (loss) before income tax expense (2)	(A)	$(66)	(634)	(473)
Income tax expense (benefit):
Proportional amortization of investments		2,971	1,650	1,549
Income tax credits and other income tax benefits		(3,990)	(3,176)	(2,854)
Net expense (benefit) recognized within income tax expense	(B)	(1,019)	(1,526)	(1,305)
Net income related to affordable housing and renewable energy tax credit investments	(A)-(B)	$953	892	832
(1)Includes the impacts for affordable housing and renewable energy tax credit investments, which are accounted for using either the proportional amortization method or the equity method. Prior period balances do not reflect accounting changes related to our adoption of ASU 2023-02, effective January 1, 2024. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)The balance predominantly relates to equity method losses from renewable energy tax credit investments, which are recorded in other noninterest income on our consolidated statement of income.
Consolidated VIEs
We consolidate VIEs where we are the primary beneficiary. We are the primary beneficiary of the following structure types:

COMMERCIAL AND INDUSTRIAL LOANS AND LEASES. We previously securitized dealer floor plan loans in a revolving master trust entity. As servicer and holder of all beneficial interests, we control the key decisions of the trust and consolidate the VIE. In first quarter 2024, we removed the loans held by the master trust entity by transferring them to another subsidiary of Wells Fargo, which had no impact on our consolidated balance sheet. In a separate transaction structure, we may provide the majority of debt and equity financing to an SPE that engages in lending and leasing to specific vendors and we service the underlying collateral.

CREDIT CARD SECURITIZATIONS. Beginning in first quarter 2024, we securitized a portion of our credit card loans to provide a source of funding. Credit card securitizations involve the transfer of credit card loans to a master trust that issues debt securities to third party investors that are collateralized by the transferred credit card loans. The underlying securitized credit card loans and other assets in the master trust are available only for payment of the debt securities issued by the master trust; they are not available to pay our other obligations. In addition, the investors in the debt securities do not have recourse to the general credit of Wells Fargo.
We consolidate the master trust because, as the servicer of the credit card loans, we have the power to direct the activities that most significantly impact the economic performance and hold variable interests potentially significant to the VIE. We hold a minimum of 5% seller’s interest in the transferred credit card loans and we retain subordinated securities issued by the master trust, which collectively could result in exposure to potentially significant losses or benefits from the master trust. As of December 31, 2024, we held seller’s interest of $6.5 billion in the transferred credit card loans and subordinated securities of $750 million (at par) issued by the master trust, which are both eliminated in our consolidated financial statements. The transferred credit card loans and debt securities issued to third parties are recognized on our consolidated balance sheet, and classified as loans and long-term debt, respectively.

Table 16.6 presents a summary of financial assets and liabilities of our consolidated VIEs. The carrying value represents assets and liabilities recognized on our consolidated balance sheet. “Total VIE assets” includes affiliate balances that are eliminated upon consolidation, and therefore in some instances will differ from the carrying value of assets.
On our consolidated balance sheet, we separately disclose (1) the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs, and (2) the consolidated liabilities of certain VIEs for which the VIE creditors do not have recourse to Wells Fargo.
Table 16.6: Transactions with Consolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	All other assets (1)	Long-term debt	Accrued expenses and other liabilities
December 31, 2024
Commercial and industrial loans and leases	$1,737	1,570	167	—	(118)
Credit card securitizations	9,803	9,615	25	(2,240)	(5)
Other	479	—	479	—	(1)
Total consolidated VIEs	$12,019	11,185	671	(2,240)	(124)
December 31, 2023
Commercial and industrial loans and leases	$7,579	4,880	203	—	(115)
Credit card securitizations	—	—	—	—	—
Other	232	—	232	—	—
Total consolidated VIEs	$7,811	4,880	435	—	(115)
(1)All other assets includes loans held for sale and other assets.
Other Transactions
In addition to the transactions included in the previous tables, we have used wholly-owned trust preferred security VIEs to issue debt securities or preferred equity exclusively to third-party investors. As the sole assets of the VIEs are receivables from us, we do not consolidate the VIEs even though we own all of the voting equity shares of the VIEs, have fully guaranteed the obligations of the VIEs, and may have the right to redeem the third-party securities under certain circumstances. On our consolidated balance sheet, we reported the debt securities issued to the VIEs as long-term junior subordinated debt. See Note 10 (Long-Term Debt) for additional information about the trust preferred securities.